ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
ACQUISITIONS AND DISPOSITIONS	ACQUISITIONS AND DISPOSITIONS
Canadian Natural Gas Pipelines
Coastal GasLink LP
In May 2020, TC Energy completed the sale of a 65 per cent equity interest in Coastal GasLink LP to third parties for net proceeds of $656 million before post-closing adjustments resulting in a pre-tax gain of $364 million ($402 million after tax). The pre-tax gain included $231 million related to the required remeasurement of the Company’s retained 35 per cent equity interest to fair value which was based on the proceeds realized for the 65 per cent equity interest, and also incorporated the reclassification from AOCI to income of the fair value of a derivative instrument used to hedge the interest rate risk associated with project-level financing for the Coastal GasLink construction. The $402 million after-tax gain also reflected the utilization of previously unrecognized tax loss benefits. The pre-tax gain was included in Net gain/(loss) on assets sold/held for sale in the Consolidated statement of income. As part of this transaction, TC Energy was contracted by Coastal GasLink LP to construct and operate the pipeline. TC Energy uses the equity method to account for its remaining 35 per cent equity interest in the Company's consolidated financial statements.
Immediately preceding the equity sale, Coastal GasLink LP drew down $1.6 billion on the secured long-term project financing credit facilities, of which approximately $1.5 billion was paid to TC Energy.
U.S. Natural Gas Pipelines
Columbia Midstream Assets
In August 2019, TC Energy completed the sale of certain Columbia Midstream assets to a third party for approximately US$1.3 billion before post-closing adjustments.
The Company recorded a pre-tax gain on sale of $21 million ($152 million after-tax loss) including the impact of $4 million of foreign currency translation gains that were reclassified from AOCI to net income and the release of $595 million of Columbia goodwill allocated to these assets that was not deductible for income tax purposes. The pre-tax gain was included in Net gain/(loss) on assets sold/held for sale in the Consolidated statement of income. This sale did not include any interest in Columbia Energy Ventures Company, the Company's minerals business in the Appalachian basin.
In 2020, upon finalizing its 2019 annual tax returns for its U.S. operations, the Company recorded an $18 million income tax recovery related to the sale.
Columbia Pipeline Group, Inc.
At the time of the July 2016 acquisition of Columbia, certain Columbia shareholders dissented from the transaction and did not tender their shares. In October 2019, TC Energy made a payment to the dissenting Columbia shareholders in the amount of $373 million (US$284 million), representing the appraised value of their shares pursuant to a court decision, which affirmed the original Columbia share purchase price of US$25.50 per share plus accrued interest.
Liquids Pipelines
Northern Courier
In July 2019, TC Energy completed the sale of an 85 per cent equity interest in Northern Courier pipeline to a third party for gross proceeds of $144 million before post-closing adjustments resulting in a pre-tax gain of $69 million after recording the Company’s remaining 15 per cent interest at fair value. The pre-tax gain was included in Net gain/(loss) on assets sold/held for sale in the Consolidated statement of income. On an after-tax basis, the gain of $115 million reflected the utilization of previously unrecognized tax loss benefits. Preceding the equity sale, Northern Courier pipeline issued $1.0 billion of long-term, non-recourse debt with all proceeds paid to TC Energy.
On November 30, 2021, TC Energy completed the sale of its remaining 15 per cent equity interest in Northern Courier to a third party for gross proceeds of approximately $35 million resulting in a pre-tax gain of $13 million ($19 million after tax). The pre-tax gain was included in Net gain/(loss) on assets sold/held for sale in the Consolidated statement of income.
Power and Storage
TransCanada Turbines Ltd.
In November 2020, TC Energy acquired the remaining 50 per cent ownership interest in TransCanada Turbines Ltd. (TC Turbines) for cash consideration of US$67 million. TC Turbines provides industrial gas turbine maintenance, parts, repair and overhaul services. The acquisition was accounted for as a business combination and the evaluation of assigned fair value of acquired assets and liabilities did not result in recognition of goodwill. TC Energy previously accounted for its 50 per cent interest in TC Turbines as an equity investment but commenced full consolidation of TC Turbines as of the date of acquisition, which did not have a material impact on Revenues and Net income of the Company. In addition, the pro forma incremental impact on the Company’s Revenues and Net income for each of the periods presented was not material.
Ontario Natural Gas-fired Power Plants
In April 2020, the Company completed the sale of the Halton Hills and Napanee power plants as well as its 50 per cent interest in Portlands Energy Centre to a subsidiary of Ontario Power Generation Inc. for net proceeds of approximately $2.8 billion before post-closing adjustments. The total pre-tax loss of $676 million ($470 million after tax) on this transaction included losses accrued during 2019 while classified as an asset held for sale and a 2021 post-close adjustment and also reflected utilization of previously unrecognized tax loss benefits. The pre-tax loss was included in Net gain/(loss)on assets sold/held for sale for sale in the Consolidated statement of income. This loss may be amended in the future upon the settlement of existing insurance claims.
Coolidge Generating Station
In May 2019, the Company completed the sale of its Coolidge generating station in Arizona to Salt River Project Agriculture Improvement and Power District (SRP), the PPA counterparty, as per the terms of SRP’s contractual right of first refusal, for proceeds of US$448 million before post-closing adjustments. As a result, the Company recorded a pre-tax gain on sale of $68 million ($54 million after tax) including the impact of $9 million of foreign currency translation gains which were reclassified from AOCI to net income. The pre-tax gain was included in Net gain/(loss) on assets sold/held for sale in the Consolidated statement of income.